Summary of Significant Accounting Policies - Schedule of Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 $ / shares	Dec. 31, 2019 $ / shares
Measurement Input, Exercise Price [Member]
Share price	$ 1.25	$ 1.25
Measurement Input, Risk Free Interest Rate [Member]
Derivative liability measurement input	0.0010	0.0159
Dividend Yield [Member]
Derivative liability measurement input	0.00	0.00
Expected Volatility [Member]
Derivative liability measurement input	1.69	1.33
Contractual Term [Member]
Derivative liability measurement input, contractual term	4 months 20 days	1 year 1 month 24 days